Fair Value Measurements	12 Months Ended
Jan. 31, 2022
Fair Value Measurements
8.	Fair Value Measurements
The fair value of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The Company has assessed that the fair value of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses approximates their carrying amounts largely due to the short-term maturities. The Company has also assessed the fair value of the Private Warrants due to the conclusion that they should be recorded as liabilities measured at fair value.

The Company’s Private Warrants have similar terms and are subject to substantially the same redemption features as the Public Warrants, as the transfer of a Private Warrant to anyone who is not a permitted transferee would result in the Private Warrant being converted to a Public Warrant. The Company determined that the fair value of each Private Warrant is equivalent to that of a Public Warrant. There were observable transactions in the Company’s Public Warrants during the year ended January 31, 2022 and the Public Warrants had adequate trading volume between independent investors on the public market to provide a reliable indication of value. As of January 31, 2022, the fair value of the Private Warrants was equal to that of the Public Warrants as they had substantially the same terms. However, as they are not actively traded, they are listed as a Level 2 in the fair value hierarchy table below. Changes in the fair value of the Private Warrants at each reporting period end date were recognized within the accompanying consolidated statement of operations in the change in fair value of warrant liabilities.
The carrying amounts and fair values of financial assets and liabilities, which are either Level 1 or Level 2 instruments, are as follows:

	January 31, 2022				January 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$102	$—	$—	$102	$102	$—	$—	$102
Private Warrants	—	7	—	7	—	—	—	—

Total assets	$102	$7	$—	$109	$102	$—	$—	$102

The Company recognized a
non-cash
expense of $11,265 related to the change in fair value of warrants during the period ended January 31, 2022.